ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balance at beginning of period	$ 11,537,997	$ 612,042	$ 612,042	$ 0
Additions to derivative instruments	5,960,059	5,625,519	5,625,519	1,750,646
Reclassification to equity upon modification or cancellation of warrants	(10,182,476)	2,642,175
Anti-dilution adjustments to derivative instruments			2,642,175	0
(Gain) loss on change in fair value of derivative liability	(7,315,580)	(3,306,350)	2,658,261	(1,138,604)
Balance at end of period	$ 0	$ 5,573,386	$ 11,537,997	$ 612,042